DESCRIPTION OF THE PLAN (Details)				12 Months Ended
	Jun. 01, 2024	Mar. 31, 2017	Jan. 01, 2013 company shares	Dec. 31, 2025 USD ($) age	Dec. 31, 2024 USD ($)
Abbott Laboratories Stock Retirement Plan
DESCRIPTION OF THE PLAN
Number of publicly traded companies | company			2
Minimum amount of compensation eligible for participant contribution				2.00%
Maximum amount of compensation eligible for participant contribution				50.00%
Employer matching contribution				3.00%
Exchange ratio | shares			1
Reduction of employer contributions by forfeitures				$ 6,300,000
Forfeitures available				$ 1,000,000	$ 1,000,000
Employee's age for distribution commencement | age				73
Minimum holding period for withdrawal				2 years
Participant age for withdrawal from account balance | age				59.5
Abbott Laboratories Stock Retirement Plan | Less than two years
DESCRIPTION OF THE PLAN
Vested Percentage				0.00%
Abbott Laboratories Stock Retirement Plan | Two years or more
DESCRIPTION OF THE PLAN
Vested Percentage				100.00%
Abbott Laboratories Stock Retirement Plan | Upon death or attains age 65
DESCRIPTION OF THE PLAN
Vested Percentage				100.00%
Abbott Laboratories Stock Retirement Plan | Regular participants
DESCRIPTION OF THE PLAN
Employer matching contribution				5.00%
Abbott Laboratories Stock Retirement Plan | Participant who makes qualified student loan repayments
DESCRIPTION OF THE PLAN
Employer matching contribution				5.00%
Abbott Laboratories Stock Retirement Plan | Non-participants in the Annuity Retirement Plan
DESCRIPTION OF THE PLAN
Employer matching contribution	3.00%
Percentage of participant eligible compensation	3.00%
Abbott Laboratories Stock Retirement Plan | Minimum | Regular participants
DESCRIPTION OF THE PLAN
Percentage of participant eligible compensation				2.00%
Abbott Laboratories Stock Retirement Plan | Minimum | Participant who makes qualified student loan repayments
DESCRIPTION OF THE PLAN
Percentage of participant eligible compensation				2.00%
Abbott Laboratories Stock Retirement Plan (Puerto Rico)
DESCRIPTION OF THE PLAN
Number of publicly traded companies | company			2
Maximum amount of compensation eligible for participant contribution				25.00%
Exchange ratio | shares			1
Reduction of employer contributions by forfeitures				$ 35,600
Forfeitures available				$ 107,900	$ 109,300
Minimum holding period for withdrawal				2 years
Participant age for withdrawal from account balance | age				59.5
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Less than two years
DESCRIPTION OF THE PLAN
Vested Percentage				0.00%
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Two years or more
DESCRIPTION OF THE PLAN
Vested Percentage				100.00%
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Upon death or attains age 65
DESCRIPTION OF THE PLAN
Vested Percentage				100.00%
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Regular participants
DESCRIPTION OF THE PLAN
Minimum amount of compensation eligible for participant contribution				2.00%
Employer matching contribution				5.00%
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Abbott Green employees
DESCRIPTION OF THE PLAN
Employer matching contribution		100.00%
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Minimum | Regular participants
DESCRIPTION OF THE PLAN
Percentage of participant eligible compensation				2.00%
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Minimum | Abbott Green employees
DESCRIPTION OF THE PLAN
Minimum amount of compensation eligible for participant contribution				1.00%
Abbott Laboratories Stock Retirement Plan (Puerto Rico) | Maximum | Abbott Green employees
DESCRIPTION OF THE PLAN
Percentage of participant eligible compensation		3.00%